New standards	9 Months Ended
Sep. 30, 2022
New standards
New standards

5.New standards

5.1.New standards adopted by the Group, effective as of January 1, 2022

The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2022. It has not early adopted any other standards, interpretations or amendments that have been issued and not yet effective as of the date of this report:

●	IAS 16 – Property, plant, and equipment: amendment that expresses the prohibition of deducting from the cost of property, plant, and equipment the value of sales of items produced, while the company prepares the asset for its intended use. As of January 1, 2022, Ecopetrol adopted for the first time the Amendment IAS 16 "Property, Plant and Equipment - Proceeds before intended use" in a mandatory manner, the nature and effects of these changes are mentioned below:

In May 2020, the International Accounting Standards Committee - IASB issued amendments to IAS 16 - Property, Plant and Equipment referring to the part of proceeds before intended use, in terms of:

o	The sales obtained from the elements produced during the installation and start-up process of the asset, that is, products obtained in the project stage or extensive tests, are recognized in the results of the period as ordinary income.
o	The costs associated with the production of products obtained in the project stage or extensive tests sold according to IAS 2 are also recognized in the result of the period.
o	The value of the income and costs related to the sale of products obtained in the project stage or extensive tests is disclosed in the notes to the consolidated financial statements, detailing in which items of the Financial Statement they are included.

The amendment was effective for the annual reporting periods from January 1, 2022, and its application accepted in Colombia by Decree 938 issued on August 19, 2021, by the Ministry of Industry and Tourism, without generating differences with what given by the IASB for full IFRS.

In the oil sector, this amendment has effects on the treatment of the sale to third parties of extensive oil field tests, which are sales of crude oil or gas from a well under development before entering the market in full production.

Retroactive application was only made for property, plant and equipment or natural and environmental resources that were in the construction stage at the beginning of the first period presented in the consolidated financial statements in which the Ecopetrol Business Group adopted the standard, that is, on January 1, 2021. The impact of the adoption of this standard was as follows:

o	An increase of $ 48,173 (See Note 15) and $ 18,013 (See Note 14) in the Exploration and evaluation account within Natural and environmental resources and property, plant and equipment balance sheet line items, respectively, with a corresponding decrease retained earnings.
o	An effect of $ 24,132 due to the reversal of the deferred tax liability arising from the temporary difference between the tax basis and accounting basis prior to the adoption of the amendment and a corresponding effect in retained earnings.
●	IFRS 3 – Business combinations: in which they update a reference from the standard to the Conceptual Framework. The amendments are intended to replace the reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, by the reference to the Conceptual Framework for Financial Information, issued in March 2018, without significantly changing its requirements. This amendment had no impact on the interim condensed consolidated financial statements of the Group.
●	IAS 37 – Provisions, contingent assets, and liabilities: in which it details what costs an entity must include when determining whether a contract is onerous. The amendments state that a directly related cost approach should be applied. Costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs are not directly related to the contract and should be excluded, unless they are explicitly, attributable to the counterparty under the contract. This amendment had no impact on the interim condensed consolidated financial statements of the Group.
●	Cycle of annual improvements 2018 – 2020 involving adjustments to IFRS 1 - subsidiary as first-time adopter, IAS 41 - taxes on fair value measurements, IFRS 16 - lease incentives and IFRS 9 - charges in the 10% test for the derecognition of financial liabilities, which clarifies the charges that an entity includes when evaluating whether the terms of a new or modified financial liability are materially different from the terms of the original financial liability. This amendment had no impact on the interim condensed consolidated financial statements of the Group.

5.2.New standards issued but not yet effective

The IASB issued amendments to the following standards, with an effective date on January 1, 2023, or later periods:

●	Amendment to IAS 1 - Classifications of liabilities as current or non-current, modifies the requirement to classify a liability as current, by establishing that a liability is classified as current when it does not have the right at the end of the reporting period to defer the liquidation of the liability during, at least, the twelve months following the date of the reporting period. This amendment will be effective as of January 1, 2023.
●	Amendments to IAS 1 – Presentation of financial statements. Companies must disclose material information about their accounting policies and apply the concept of materiality to accounting policy disclosures. The amendments clarify the following points:
-	The word “significant” is changed to “material or relative importance”.
-	The accounting policies that must be disclosed in the notes to the financial statements are clarified, "an entity will disclose information about its material or relative importance accounting policies."
-	It is clarified when an accounting policy is considered material or relatively important.
-	Adds the following paragraph: “Information on accounting policies that focuses on how an entity has applied the requirements of IFRS to its own circumstances provides specific information about the entity that is more useful to users of financial statements than standardized information or information that only doubles or summarizes the requirements of IFRS standards”.
●	Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors. They clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The amendment was published by the IASB in February 2021 and clearly defines an accounting estimate to distinguish it from an accounting policy: “Accounting estimates are monetary amounts, in financial statements, that are subject to measurement uncertainty”. The amendments are effective for the annual periods beginning on January 1, 2023.
●	Amendments to IAS 12 Deferred taxes related to assets and liabilities that are recognized in a single transaction. The purpose of the amendments is to reduce diversity in the reporting of deferred taxes on leases and decommissioning obligations. The amendments are effective for annual periods beginning on January 1, 2023.
●	IFRS 17 was issued by the IASB in 2017 with application beginning on January 1, 2021, to replace IFRS 4 - Insurance Contracts. However, the entry into force was postponed until January 1, 2023. This Standard has not been introduced into the Colombian accounting framework by means of a decree to date and it has not been included in the public discussion process initiated by the Technical Council of Public Accounting, nor in the draft decree of the Ministry of Commerce, Industry and Tourism generated in May 2022.